Registration Nos:         2-41251
                                                                        811-2214

                  SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / X /

          Pre-Effective Amendment No.                                 /   /

          Post-Effective Amendment No. 54                             / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /

          Amendment No. 36                                            / X /


                              COLONIAL TRUST I
             (Exact Name of Registrant as Specified in Charter)

             One Financial Center, Boston, Massachusetts 02111
                  (Address of Principal Executive Offices)

                                617-426-3750
            (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                        Copy to

Nancy L. Conlin, Esq.                                    John M. Loder, Esq.
Colonial Management Associates, Inc.                     Ropes & Gray
One Financial Center                                     One International Place
Boston, MA  02111                                        Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /        Immediately upon filing pursuant to paragraph (b).

/     /        On [date] pursuant to paragraph (b).

/     /        60 days after filing pursuant to paragraph (a)(1).

/     /        on [date] pursuant to paragraph (a)(1) of Rule 485.

/     /        75 days after filing pursuant to paragraph (a)(2).

/  X  /        on June 1, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Value Fund)
                               Classes A, B and C
Item Number of Form N-1A                      Prospectus Location or Caption

Part A

1.                                            Front Cover Page; Back Cover Page

2.                                            The Fund

3.                                            The Fund

4.                                            The Fund

5.                                            Not Applicable

6.                                            Front Cover; Managing the Fund;
                                              Your Account

7.                                            Your Account

8.                                            The Fund, Your Account

9.                                            Not Applicable

STEIN ROE ADVISOR TAX-MANAGED VALUE FUND

CLASSES A, B AND C SHARES

PROSPECTUS, JUNE 1, 1999


Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


       Not FDIC           May Lose Value
       Insured           No Bank Guarantee



TABLE OF CONTENTS

THE FUND                                2


Investment Goal.........................2

Primary Investment Strategies...........2

Primary Investment Risks................2

Your Expenses...........................2

YOUR ACCOUNT                           12


How to Buy Shares......................12

Sales Charges..........................13

How to Exchange Shares.................16

How to Sell Shares.....................16

Distribution and Service Fees..........17

Other Information About Your Account...18

MANAGING THE FUND                      20


Investment Advisor.....................20

Portfolio Manager......................20


Year 2000 Compliance...................22

                                    THE FUND



UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

INVESTMENT GOAL

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in large capitalization and middle capitalization stocks that have at least $1 billion in equity market capitalization at the time of purchase. The Fund may also invest in foreign securities.

In managing the Fund, the advisor uses a value investment strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analysis.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting Liberty Funds Distributor, Inc. (LFD) (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

THE FUND

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- No expense reductions in effect

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                      1.00(2)       5.00        1.00

Redemption fee(1) (as a percentage of amount
redeemed, if applicable)                               None        None        None



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                     CLASS A     CLASS B     CLASS C
Management fee(3) (%)                                 [1.00]      [1.00]      [1.00]

Distribution and service (12b-1) fees (%)              0.25        1.00        1.00

Other expenses(3) (%)                                  _.__        _.__        _.__

Total annual fund operating expenses (%)               _.__        _.__        _.__

     Expense Reimbursement (3)(%)                      _.__        _.__        _.__

     Net Expenses (%)                                  _.__        _.__        _.__

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class A                                  $_,___      $_,___      $_,___      $_,___

 Class B: did not sell your shares        $_,___      $_,___      $_,___      $_,___
          sold all your shares at
          the end of the period           $_,___      $_,___      $_,___      $_,___

 Class C: did not sell your shares        $_,___      $_,___      $_,___      $_,___
          sold all your shares at
          the end of the period           $_,___      $_,___      $_,___      $_,___


(1)        There is a $7.50 charge for wiring sale proceeds to your bank.

(2) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months after purchase.

(3) The Fund's advisor has agreed to bear the Fund's expenses such that "Other Expenses" do not exceed _.__% annually. These payments made by the advisor on behalf of the Fund are subject to reimbursement by the Fund to the advisor. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed _.__% annually. This arrangement terminates on the earlier of (i) the date on which payments by the Fund equal the prior payment of such reimbursable expenses by the advisor, or (ii) three years from the date the Fund's shares are offered for sale. This arrangement may be terminated at an earlier date by the advisor.

                                  YOUR ACCOUNT

INVESTMENT MINIMUMS(4)

Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Purchase Plans..........$50
Retirement Plans .................$25

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account
 financial advisor    and buy Fund shares on your behalf.

 By check             For new accounts, send a completed application and check
 (new account)        made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

 By check             For existing accounts, fill out and return the additional
 (existing account)   investment stub included in your quarterly statement, or
                      send a LOI including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By exchange          You may acquire shares by exchanging shares you own in one fund for shares of the same class of another Fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.

 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

 By electronic        You may purchase shares by electronically transferring
 funds transfer       money from your bank account to your fund account by
 (EFT)                calling 1-800-422-3737. Your money may take up to two
                      business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

 Automatic            You can make monthly or quarterly investments
 investment plan      automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via EFT.
                      Be sure to complete the appropriate section of the application for this feature.

 By dividend          You may automatically invest dividends distributed by one
 diversification      fund into the same class of shares of another fund at no
                      additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

(4) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional investors. Class Z shares are made available through a separate prospectus provided to eligible institutional investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the SAI.

CLASS A SHARES Your purchases of Class A shares generally are at the Public Offering Price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below. The table below also shows the commission paid to the financial advisor firm on sales of Class A shares.

THE FUND

                                                                  % OF
                                                                 OFFERING
                                    AS A % OF                      PRICE
                                    THE PUBLIC       AS A %      RETAINED BY
                                     OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                     PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                       5.75          6.10         5.00

$50,000 to less than $100,000           4.50          4.71         3.75

$100,000 to less than $250,000          3.50          3.63         2.75

$250,000 to less than $500,000          2.50          2.56         2.00

$500,000 to less than $1,000,000        2.00          2.04         1.75

$1,000,000 or more(5)                   0.00          0.00         0.00

(5) Redemptions from Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

CLASS A SHARES For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, LFD, as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                            COMMISSION %
First $3 million                                               1.00

Next $2 million                                                0.50

Over $5 million                                                0.25(6)

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the SAI for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an up-front commission of 5.00% on sales of Class B shares.


THE FUND

HOLDING PERIOD AFTER PURCHASE                            % DEDUCTED WHEN
                                                         SHARES ARE SOLD
Through first year                                             5.00

Through second year                                            4.00

Through third year                                             3.00

Through fourth year                                            3.00

Through fifth year                                             2.00

Through sixth year                                             1.00

Longer than six years                                          0.00

(6)  Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


THE FUND

YEARS AFTER PURCHASE                      % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                     1.00

Longer than one year                                   0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by LFD at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone
                      sales is $100,000 in a 30-day period. You do not need to
                      set up this feature in advance of your call.
--------------------------------------------------------------------------------
By mail               You may send a signed LOI or stock power form along with
                      any certificates to be sold to the address below. In your
                      LOI, note your fund's name, share class, account number,
                      and the dollar value or number of shares you wish to sell.
                      All account owners must sign the letter, and signatures
                      must be guaranteed by either a bank, a member firm of a
                      national stock exchange or another eligible guarantor
                      institution. Additional documentation is required for
                      sales by corporations, agents, fiduciaries, surviving
                      joint owners and individual retirement account (IRA)
                      owners. For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box
                      1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.25% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. [The Distributor has voluntarily agreed to waive a portion of the Class __ share distribution fee so that it does not exceed _.__% annually.] Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(7)

(7) Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing its total net assets by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to LFD.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividend/Ordinary        Represents interest and dividends earned from securities held
income                   by the Fund.
--------------------------------------------------------------------------------
Capital gains            Represents capital gains on sales of securities.

DISTRIBUTION OPTIONS The Fund distributes dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(8) To change your distribution option call
1-800-345-6611.



DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
 -------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 -------------------------------------------------------------------------------
 Receive dividends in cash and reinvest capital gains(9)
 -------------------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options):(9)

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via EFT

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.

(8) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(9) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                               MANAGING THE FUND


INVESTMENT ADVISOR

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of April 30, 1999, Stein Roe managed over $xx billion in assets.

Stein Roe's mutual funds and institutional investment advisory business is managed together with that of its affiliate, Colonial Management Associates, Inc. (Colonial), by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund. Both Stein Roe and Colonial are subsidiaries of Liberty Financial Companies, Inc.

The Fund pays Stein Roe and advisory fee of [1.00%] of the Fund's average daily net assets.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

SCOTT SCHERMERHORN, Senior Vice President of the advisor, has managed the Fund since its inception. Prior to joining the advisor in October, 1998, Mr. Schermerhorn was head of the value investment team at Federated Investors from 1996 to 1998. While at Federated, he managed American Leader Fund, Federated Stock Trust, Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.


YEAR 2000 COMPLIANCE

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Trust I: 811-2214
- Stein Roe Advisor Tax-Managed Value Fund



[LIBERTY LOGO]
COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (C) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Value Fund)
                                     Class Z
Item Number of Form N-1A                      Prospectus Location or Caption

Part A

1.                                            Front Cover Page; Back Cover Page

2.                                            The Fund

3.                                            The Fund

4.                                            The Fund

5.                                            Not Applicable

6.                                            Front Cover; Managing the Fund;
                                              Your Account

7.                                            Your Account

8.                                            The Fund, Your Account

9.                                            Not Applicable

STEIN ROE ADVISOR TAX-MANAGED VALUE FUND

CLASS Z SHARES

PROSPECTUS, JUNE 1, 1999


Advised by Stein Roe & Farnham Incorporated

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty Funds Distributor, Inc. (LFD) or through a third party broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisor affiliates of LFD provided that the clients meet certain criteria established by LFD and its affiliates.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


       Not FDIC                                        May Lose Value
       Insured                                       No Bank Guarantee


TABLE OF CONTENTS

THE FUND                                2

Investment Goal.........................2

Primary Investment Strategies...........2

Primary Investment Risks................2

Your Expenses...........................6

YOUR ACCOUNT                            7

How to Buy Shares.......................7

Sales Charges...........................8

How to Exchange Shares..................8

How to Sell Shares......................8

Other Information About Your Account...10

MANAGING THE FUND                      12

Investment Advisor.....................12

Portfolio Manager......................12

Year 2000 Compliance ..................14

THE FUND

UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.


INVESTMENT GOAL

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in large capitalization and middle capitalization stocks that have at least $1 billion in equity market capitalization at the time of purchase. The Fund may also invest in foreign securities.

In managing the Fund, the advisor uses a value investment strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analysis.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain by contacting LFD (see back cover for address and phone number). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (that are not described here) which could cause you to lose money by investing in the Fund or prevent the Fund from achieving its goal.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

Value stocks are securities of companies that are generally not expected to experience significant earnings growth but are stocks that the advisor believes are undervalued. These companies may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall or may not approach the value the advisor has placed on it.

THE FUND


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Fluctuations in currency exchange rates may impact the value of foreign securities. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   No expense reductions in effect


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                       CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
offering price)                                                         0.00

Redemption fee(1) (as a percentage of amount
redeemed, if applicable)                                                None

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                     CLASS A
Management fee (%)                                                    [1.00]

Distribution and service (12b-1) fees (%)                              0.00

Other expenses (%)                                                     _.__

Total annual fund operating expenses (%)                               _.__

     Expense Reimbursement(2)(%)                                       _.__

     Net Expenses (%)                                                  _.__

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Class Z                            $_,___      $_,___      $_,___      $_,___


(1) There is a $7.50 charge for wiring sale proceeds to your bank.

(2) The Fund's advisor has agreed to bear the Fund's expenses such that "Other Expenses" do not exceed _.__% annually. These payments made by the advisor on behalf of the Fund are subject to reimbursement by the Fund to the advisor. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed _.__% annually. This arrangement terminates on the earlier of (i) the date on which payments by the Fund equal the prior payment of such reimbursable expenses by the advisor, or (ii) three years from the date the Fund's shares are offered for sale. This arrangement may be terminated at an earlier date by the advisor.

YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. In "good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD               INSTRUCTIONS

 Through your         Your financial advisor can help you establish your account
 financial advisor    and buy Fund shares on your behalf.

 By check             For new accounts, send a completed application and check
 (new account)        made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

 By check             For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a LOI including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By exchange          You may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund or Class A of another Fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

 By electronic funds  You may purchase shares by electronically transferring
 transfer (EFT)       money from your bank account to your fund account by
                      calling 1-800-422-3737. Your money may take up to two business days to be invested. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

 Automatic            You can make monthly or quarterly investments
 investment plan      automatically from your bank account to your fund account.
                      You can select a pre-authorized amount to be sent via EFT.
                      Be sure to complete the appropriate section of the application for this feature.

 By dividend          You may automatically invest dividends distributed by one
 diversification      fund into the same class of shares of another fund at no
                      additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.


SALES CHARGES

Your purchases of Class Z shares generally are at net asset value (NAV), which is the value of a Fund share excluding any sales charge and are not subject to an initial sales charge when you purchase, or a contingent deferred sales charge
(CDSC) when you sell, shares of the Fund. The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from LFD or through a third party broker-dealer,
(ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisor affiliates of LFD provided that the clients meet certain criteria established by LFD and its affiliates.


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by LFD or Class A shares of another fund at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact the advisor's ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement Plan accounts have special requirements, please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

 METHOD               INSTRUCTIONS

 Through your         You may call your financial advisor to place your sell
 financial advisor    order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

 By exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail You may send a signed LOI or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.

                      Mail your LOI to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its NAV. The NAV is determined at the close of the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of many share classes for the Fund in most major daily newspapers. You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividend/Ordinary   Represents interest and dividends earned from securities
income              held by the Fund.
-----------------   --------------------------------------------------------
Capital gains       Represents capital gains on sales of securities.


DISTRIBUTION OPTIONS The Fund distributes any dividends and capital gains at least annually. You can choose one of following options for these distributions when you open your account.(3) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(4)
Receive all distributions in cash (with one of the following options):(4)

-   send the check to your address of record

-   send the check to a third party address

-   transfer the money to your bank via EFT

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal income tax.


(3) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(4) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUND

INVESTMENT ADVISOR

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1932. As of April 30, 1999, Stein Roe managed over $xx billion in assets.

Stein Roe's mutual funds and institutional investment advisory business is managed together with that of its affiliate, Colonial Management Associates, Inc. (Colonial), by a combined management team of employees from both companies. Colonial also shares personnel, facilities and systems with Stein Roe that may be used in providing administrative services to the Fund. Both Stein Roe and Colonial are subsidiaries of Liberty Financial Companies, Inc.

The Fund pays Stein Roe and advisory fee of [1.00%] of the Fund's average daily net assets.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

SCOTT SCHERMERHORN, Senior Vice President of the advisor, has managed the Fund since its inception. Prior to joining the advisor in October, 1998, Mr. Schermerhorn was head of the value investment team at Federated Investors from 1996 to 1998. While at Federated, he managed American Leader Fund, Federated Stock Trust, Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.


YEAR 2000 COMPLIANCE

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's advisor, administrator, distributor, and transfer agent (Liberty Companies) are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the SAI for more information on the Fund and the securities in which it invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Fund's Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Trust I: 811-2214

-   Stein Roe Advisor Tax-Managed Value Fund



[LIBERTY LOGO]
COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR
Liberty Funds Distributor, Inc. (C) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com

                                COLONIAL TRUST I

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Stein Roe Advisor Tax-Managed Value Fund)




Item Number of Form N-1A                      Location or Caption in Statement
                                              of Additional Information

Part B

10.                                           Cover Page; Table of Contents

11.                                           Organization and History

12.                                           Investment Policies; Additional
                                              Information Concerning
                                              Investment Practices

13.                                           Management of the Fund

14.                                           Management of the Fund

15.                                           Management of the Fund

16.                                           Management of the Fund

17.                                           Management of the Fund

18.                                           How to Buy Shares; Special
                                              Purchase Programs/Investor
                                              Services; Programs for Reducing or
                                              Eliminating Sales Charges; How to
                                              Sell Shares; How to Exchange
                                              Shares; Determination of Net Asset
                                              Value

19.                                           Taxes

20.                                           Management of the Fund

21.                                           Performance Measures and
                                              Information

22.                                           Not Applicable

                    STEIN ROE ADVISOR TAX-MANAGED VALUE FUND
                       Statement of Additional Information
                                  June 1, 1999




This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Stein Roe Advisor Tax-Managed Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated June 1, 1999. This SAI should be read together with a Prospectus. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111-2621.


TABLE OF CONTENTS

                                                                           PAGE

Definitions                                                                  2
Organization and History                                                     2
Investment Policies                                                          2
Additional Information Concerning Investment Practices                       3
Taxes                                                                       10
Management of the Fund                                                      12
Determination of Net Asset Value                                            19
How to Buy Shares                                                           20
Special Purchase Programs/Investor Services                                 20
Programs for Reducing or Eliminating Sales Charges                          21
How to Sell Shares                                                          23
How to Exchange Shares                                                      24
Suspension of Redemptions                                                   24
Shareholder Liability                                                       25
Shareholder Meetings                                                        25
Performance Measures and Information                                        25
Appendix I                                                                  27

DEFINITIONS

"Trust"           Colonial Trust I
"Fund"            Stein Roe Advisor Tax-Managed Value Fund
"Administrator"   Colonial Management Associates, Inc., the Fund's
                  administrator
"LFD"             Liberty Funds Distributor, Inc., the Fund's distributor
"LFSI"            Liberty Funds Services, Inc., the Fund's investor
                  services and transfer agent
"Advisor"         Stein Roe & Farnham Incorporated, the Fund's investment
                  advisor

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1985. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

INVESTMENT POLICIES

The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:

1. Issue senior securities other than through borrowing money from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);

3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;

5. Make loans, except (i) through lending of securities, (ii) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (iii) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (iv) through repurchase agreements; and

6. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional information concerning certain of the Fund's investments and investment practices is set forth below.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment and the PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation) will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement imposed pursuant to the Taxpayer Relief Act of 1997 (1997 Act).

FUND DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE FUND

Each of the Advisor, the Administrator, LFSI and LFD is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct wholly-owned subsidiary of LFC Management Corporation, which in turn is a direct wholly-owned subsidiary of LFC Holdings, Inc., which in turn is a direct wholly-owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

TRUSTEES AND OFFICERS

Name and Address       Age            Position with Fund         Principal Occupation
----------------       ---            ------------------         --------------------

Robert J. Birnbaum     71             Trustee                    Consultant (formerly Special Counsel,
313 Bedford Road                                                 Dechert Price & Rhoads from September,
Ridgewood, NJ 07450                                              1988 to December, 1993, President, New
                                                                 York Stock Exchange from May, 1985 to
                                                                 June, 1988, President, American Stock
                                                                 Exchange, Inc. from 1977 to May, 1985).

Tom Bleasdale          68             Trustee                    Retired (formerly Chairman of the Board
Wilderness Country                                               and Chief Executive Officer, Shore Bank
Club                                                             & Trust Company from 1992-1993), is a
102 Clubhouse Drive                                              Director of The Empire Company since
#275                                                             June, 1995.
Naples, FL  34105

John V. Carberry*      51             Trustee                    Senior Vice President of Liberty
56 Woodcliff Road                                                Financial Companies, Inc. (formerly
Wellesley Hills, MA                                              Managing Director, Salomon Brothers
02481                                                            (investment banking) from January, 1988
                                                                 to January, 1998).

Lora S. Collins        63             Trustee                    Attorney (formerly Attorney, Kramer,
1175 Hill Road                                                   Levin, Naftalis & Frankel from
Southold, NY 11971                                               September, 1986 to November, 1996).

James E. Grinnell      69             Trustee                    Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945

Richard W. Lowry       62             Trustee                    Private Investor since November, 1988.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera       67             Trustee                    Private Investor (formerly Executive
26 Little Neck Lane                                              Vice President, Itek Corp. and
New Seabury, MA 02649                                            President, Itek Optical & Electronic
                                                                 Industries, Inc. (electronics)).

Name and Address       Age            Position with Fund         Principal Occupation
----------------       ---            ------------------         --------------------

William E. Mayer*      58             Trustee                    Partner, Development Capital, LLC
500 Park Avenue, 5th                                             (formerly Dean, College of Business and
Floor                                                            Management, University of Maryland from
New York, NY 10022                                               October, 1992 to November, 1996, Dean,
                                                                 Simon Graduate School of Business,
                                                                 University of Rochester from October,
                                                                 1991 to July, 1992).

James L. Moody, Jr.    67             Trustee                    Retired (formerly Chairman of the
16 Running Tide Road                                             Board, Hannaford Bros. Co. from May,
Cape Elizabeth, ME                                               1984 to May, 1997, and Chief Executive
04107                                                            Officer, Hannaford Bros. Co. from May,
                                                                 1973 to May, 1992).

John J. Neuhauser      55             Trustee                    Dean, Boston College School of
140 Commonwealth                                                 Management since September, 1977.
Avenue
Chestnut Hill, MA
02167

Thomas E. Stitzel      62             Trustee                    Professor of Finance, College of
2208 Tawny Woods Place                                           Business, Boise State University
Boise, ID 83706                                                  (higher education); Business consultant
                                                                 and author.

Robert L. Sullivan     70             Trustee                    Retired Partner, KPMG LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville      53             Trustee                    Consultant (formerly General Manager,
359 Stickney Hill Road                                           Global Education Industry from 1994 to
Hopkinton, NH  03229                                             1997, and President, Applications
                                                                 Solutions Division from 1991 to 1994,
                                                                 IBM Corporation (global education and
                                                                 global applications).

Stephen E. Gibson      45             President                  Chairman of the Board of the
                                                                 Administrator since July, 1998, Chief
                                                                 Executive Officer and President of
                                                                 the Administrator since December,
                                                                 1996, Director of the Administrator
                                                                 since July, 1996 and President of
                                                                 Colonial Funds since June, 1998;
                                                                 (formerly Executive Vice President of
                                                                 Administrator from July, 1996 to
                                                                 December, 1996); Director, Chief
                                                                 Executive Officer and President of
                                                                 COGRA LLP (COGRA) (formerly Director,
                                                                 Chief Executive Officer and President
                                                                 of The Colonial Group, Inc. (TCG)
                                                                 since December, 1996); Assistant
                                                                 Chairman of the Advisor since August,
                                                                 1998 (formerly Managing Director of
                                                                 Marketing, Putnam Investments from
                                                                 June, 1992 to July, 1996).

Timothy J. Jacoby      45             Treasurer                  Treasurer and Chief Financial Officer
                                      and Chief                  of Colonial Funds since October, 1996
                                      Financial                  (formerly Chief Accounting Officer
                                      Officer                    and Controller from October, 1997 to
                                                                 February, 1998), is Senior Vice
                                                                 President of the Administrator since
                                                                 September, 1996; Vice President, Chief
                                                                 Financial Officer and Treasurer of
                                                                 COGRA since December 1998 (formerly
                                                                 Vice President, Chief Financial
                                                                 Officer and Treasurer of TCG);Senior
                                                                 Vice President of the Advisor since
                                                                 August, 1998 (formerly Senior Vice
                                                                 President, Fidelity Accounting and
                                                                 Custody Services from September, 1993
                                                                 to September, 1996 and Assistant
                                                                 Treasurer to the Fidelity Group of
                                                                 Funds from August, 1990 to September,
                                                                 1993).

Name and Address       Age            Position with Fund         Principal Occupation
----------------       ---            ------------------         --------------------


J. Kevin Connaughton   34             Controller                 Controller and Chief Accounting Officer
                                      and Chief                  of Colonial Funds since February, 1998,
                                      Accounting                 Vice President of the Administrator
                                      Officer                    since February, 1998 (formerly Senior
                                                                 Tax Manager, Coopers & Lybrand, LLP
                                                                 from April 1996 to January 1998; Vice
                                                                 President, 440 Financial Group/First
                                                                 Data Investor Services Group from 1994
                                                                 to 1996; Vice President, The Boston
                                                                 Company from December, 1993 to March,
                                                                 1994; Assistant Vice President and Tax
                                                                 Manager, The Boston Company from March
                                                                 1992 to December, 1993).

Davey S. Scoon         51             Vice                       Vice President of Colonial Funds since
                                      President                  June, 1993, is Executive Vice President
                                                                 since July, 1993 and Director since
                                                                 March, 1985 of the Administrator;
                                                                 Executive Vice President of the
                                                                 Advisor since August, 1998 (formerly
                                                                 Senior Vice President and Treasurer of
                                                                 the Administrator from March, 1985 to
                                                                 July, 1993); Executive Vice President
                                                                 and Chief Operating Officer, TCG since
                                                                 March, 1995 (formerly Vice President
                                                                 Finance and Administration of TCG from
                                                                 November, 1985 to March, 1995).

Nancy L. Conlin        45             Secretary                  Secretary of Colonial Funds since
                                                                 April, 1998 (formerly Assistant
                                                                 Secretary from July, 1994 to April,
                                                                 1998), is Director, Senior Vice
                                                                 President, General Counsel, Clerk and
                                                                 Secretary of the Administrator since
                                                                 April, 1998 (formerly Vice President,
                                                                 Counsel, Assistant Secretary and
                                                                 Assistant Clerk from July, 1994 to
                                                                 April, 1998), Vice President, General
                                                                 Counsel and Clerk of TCG since April,
                                                                 1998 (formerly Assistant Clerk from
                                                                 July, 1994 to April, 1998); (formerly
                                                                 Partner, Mintz, Levin, Cohn, Ferris,
                                                                 Glovsky and Popeo from June, 1990 to
                                                                 June, 1994.

* A Trustee who is an "interested person" (as defined in the Act) of the Fund, the Advisor or the Administrator.

The business address of the officers of the Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds. For such service, each Trustee receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairpersons receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Colonial funds based on each fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

TRUSTEES FEES

For the fiscal period ended October 31, 1998 and the calendar year ended December 31, 1998, the Trustees of the Trust received the following compensation for serving as Trustees(a):

                                     Total Compensation From Fund
                                     Complex Paid To The Trustees
                                                For The
Trustee                          Calendar Year Ended December 31, 1998(b)
-------                          ----------------------------------------
Robert J. Birnbaum(c)                        $  99,429
Tom Bleasdale(c)                               115,000(e)
John Carberry(f)(g)                                N/A
Lora S. Collins(c)                              97,429
James E. Grinnell(c)                           103,071
William D. Ireland, Jr.(i)                      35,333
Richard W. Lowry(c)                             98,214
Salvatore Macera(j)                             25,250
William E. Mayer(c)                             99,286
James L. Moody, Jr.(c)                         105,857(l)
John J. Neuhauser(c)                           105,323
George L. Shinn(i)                              31,334
Thomas E. Stitzel(j)                            25,250
Robert L. Sullivan(c)                          104,100
Anne-Lee Verville(c)(f)                         23,445(m)
Sinclair Weeks, Jr.(i)                          34,333

(a) The Funds do not currently offer pension or retirement plan benefits to Trustees.

(b) At December 31, 1998, the complex consisted of 47 open-end and 5 closed-end management investment company portfolios in the Colonial Funds (Colonial Funds) and 9 open-end management investment portfolios in the Liberty Variable Investment Trust (LVIT) (together, the Fund Complex).

(c)  Elected by the shareholders of LVIT on October 30, 1998.

(d)  Includes $641 payable in later years as deferred compensation.

(e)  Includes $52,000 payable in later years as deferred compensation.

(f) Elected by the trustees of the closed-end Colonial Funds on June 18, 1998 and by the shareholders of the open-end Colonial Funds on October 30, 1998.

(g) Does not receive compensation because he is an affiliated Trustee and employee of Liberty Financial Companies, Inc. (Liberty Financial).

(h)  Includes $2 payable in later years as deferred compensation.

(i)  Retired as a Trustee of the Trust on April 24, 1998.

(j) Elected by the shareholders of the open-end Colonial Funds on October 30, 1988, and by the Trustees of the closed-end Colonial Funds on December 17, 1998.

(k) Total compensation of $1,270 for the fiscal year ended October 31, 1998, will be payable in later years as deferred compensation.

(l) Total compensation of $105,857 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.

(m) Total compensation of $23,445 for the calendar year ended December 31, 1998 will be payable in later years as deferred compensation.

For the fiscal year ended December 31, 1998, the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty All-Star Funds):

                       Total Compensation From
                     Liberty All-Star Funds For
                       The Calendar Year Ended
Trustee                  December 31, 1998(n)
-------              --------------------------

Robert J. Birnbaum             $25,000
John E. Carberry(g)(o)           N/A
James E. Grinnell              25,000
Richard W. Lowry               25,000
William E. Mayer(p)            14,000
John J. Neuhauser(q)           25,000

(n) The Liberty All-Star Funds are advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial (an intermediate parent of the Advisor).

(o)  Elected by the trustees of the Liberty All-Star Funds on June 30, 1998.

(p) Elected by the shareholders of the Liberty All-Star Equity Funds on April 22, 1998 and by the trustees of the Liberty All-Star Growth Fund, Inc. on December 17, 1998

(q)  Elected by the shareholders of the Liberty All-Star Funds on April 22,
     1998.

INVESTMENT ADVISOR

Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Fund's prospectus and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectus.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors. As of December 31, 1998, the Advisor managed over $29.7 billion in assets: over $11.1 billion in equities and over $18.6 billion in fixed-income securities (including $1.1 billion in municipal securities). The $29.7 billion in managed assets included over $8.9 billion held by open-end mutual funds managed by the Advisor (approximately 14% of the mutual fund assets were held by clients of the Advisor). These mutual funds were owned by over 293,000 shareholders. The $8.9 billion in mutual fund assets included over $685 million in over 44,000 Individual Retirement Accounts (IRAs). In managing those assets, the Advisor utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. The Advisor also monitors over 1,400 issues via a proprietary credit analysis system. At December 31, 1998, the Advisor employed 18 research analysts and 54 account managers. The average investment-related experience of these individuals was 17 years.

The directors of the Advisor are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of the Advisor's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of the Advisor. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Federal Reserve Plaza , Boston, Massachusetts 02210; that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, Illinois 60606.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

PORTFOLIO TRANSACTIONS

The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

The Advisor may use the services of AlphaTrade, Inc. (ATI), a registered broker-dealer subsidiary of the Administrator, when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the Fund, and will use a clearing broker to settle trades.

The Trustees have the authority to convert the Fund to a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment advisor, sub-advisor and/or administrator for 47 open-end and 5 closed-end management investment company portfolios (collectively, The Funds). Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the Funds to over 800,000 clients worldwide, representing more than $17 billion in net assets.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, LFSI provides the Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. LFSI's fee is described in the Prospectus.

PRICING AND BOOKKEEPING AGREEMENT

The Administrator provides pricing and bookkeeping services to the Fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Administrator is paid monthly a fee of $2,250 by the Fund for the first $50 million of Fund assets, plus a monthly percentage fee based on average daily net assets of the Fund equal to the following: 1/12 of 0.035% of the next $950 million; 1/12 of 0.025% of the next $1 billion; 1/12 of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

12b-1 PLAN

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, the Fund pays LFD service and distribution fees at the annual rates described in the Prospectus. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plans authorize any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

SHAREHOLDER SERVICING AND TRANSFER AGENT

LFSI is the Fund's shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives a monthly fee as described in the Fund's Prospectus. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFSI or generally by six months' notice by LFSI to the Fund. The agreement limits the liability of LFSI to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CUSTODIAN OF THE FUND

The Chase Manhattan Bank, located at 270 Park Avenue, New York, NY 10017-2070, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS OF THE FUND

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Fund's independent accountants providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings. The financial statements for the period ended October 31, 1998 incorporated by reference in this SAI have been so incorporated, and the financial highlights for the period ended October 31, 1998 included in the Prospectus have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

OWNERSHIP OF THE FUND

At May 31, 1999, the Trustees of the Trust did not own any shares of the Fund. The officers of the Trust did not own any shares of the Fund individually, except that the Administrator, of which each of the Trust's officers are also officers, owned the number of shares referenced below.

As of record, May 31, 1999, there were the following shareholders of record of 5% or more of each class of the Fund's shares:

                            Class A     Class B   Class C   Class Z

Name                           -0-        -0-       -0-       -0-
Address                        ( %)      ( %)       ( %)      ( %)

                            Class A     Class B   Class C   Class Z
Name                           -0-        -0-       -0-       -0-
Address                        ( %)      ( %)       ( %)      ( %)


At June 1, 1999, there were [ ] Class A, [ ] Class B, [ ] Class C and [ ] Class Z shareholders of record.

DETERMINATION OF NET ASSET VALUE

The Fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time, ) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Fund's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Purchases of Gift Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by LFSI in good order.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

FUNDAMATIC PROGRAM. (CLASSES A, B AND C ONLY) As a convenience to investors, Class A and Class B shares of the Fund may be purchased through the Colonial Fundamatic Program. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $250 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. (CLASSES A, B AND C ONLY) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFSI, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION AND STATEMENT OF INTENT (Class A only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.     the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Colonial fund shares held by the shareholder or donor (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFSI. The Fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Colonial fund shares held by the shareholder on the date of the Statement in Colonial funds (except Class A shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of the Fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B AND C SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFSI, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFSI for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A, B AND C SHARES)

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name" the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Fund. The Class A, and B shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Fund may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFSI before requesting an exchange.

By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History" in the Prospectus, the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

PERFORMANCE DEPICTIONS AND COMPARISONS. The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson..

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                                       1998

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

CREDIT SUISSE FIRST BOSTON:
                               First Boston High Yield                    0.58

LIPPER, INC.:
                               AMEX Composite Index P                     0.64
                               AMEX Computer Tech IX P                   81.46
                               AMEX Institutional IX P                   37.59
                               AMEX Major Market IX P                    18.32
                               Aust Crdtstlt:Osh IX P                    N/A
                               Bse Sensex Index                          16.50
                               CAC 40:FFR IX P                           31.47
                               CD Rate 1 Month Index Tr                   5.61
                               CD Rate 3 Month Index Tr                   5.59
                               CD Rate 6 Month Index Tr                   5.58
                               Consumer Price Index                       1.61
                               Copnhgn SE:Dkr IX P                       N/A
                               DAX:Dm IX Tr                              17.71
                               Dow Jones 65 Comp Av P                    10.10
                               Dow Jones Ind Average P                   16.10
                               Dow Jones Ind Dly Reinv                   18.13
                               Dow Jones Ind Mth Reinv                   18.15
                               Dow Jones Trans Av P                       3.29
                               Dow Jones Trans Av Tr                      0.02
                               Dow Jones Util Av P                       14.37
                               Dow Jones Util Av Tr                      18.88
                               FT-SE 100:Pd IX P                         14.55
                               Hang Seng:Hng Kng $ IX                     6.29
                               Jakarta Composite Index                   N/A
                               Jasdaq Index:Yen P                        N/A
                               Klse Composite Index                      -1.40
                               Kospi Index                               N/A
                               Lear High Growth Rate IX                   1.53
                               Lear Low Priced Value IX                  -1.52
                               Lehman 1-3 Govt/Corp Tr                    6.96
                               Lehman Aggregate Bd P                      2.03
                               Lehman Aggregate Bd Tr                     8.69
                               Lehman Cp Bd Int Tr                        8.29
                               Lehman Govt Bd Int P                       1.99
                               Lehman Govt Bd Int Tr                      8.49
                               Lehman Govt Bd Long P                      6.59
                               Lehman Govt Bd Long Tr                    13.41
                               Lehman Govt Bd P                           3.27
                               Lehman Govt Bd Tr                          9.85
                               Lehman Govt/Cp Bd P                        2.70
                               Lehman Govt/Cp Bd Tr                       9.47
                               Lehman Govt/Cp Int P                       1.78

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               Lehman Govt/Cp Int Tr                      8.44
                               Lehman High Yield P                       -6.46
                               Lehman High Yield Tr                       1.60
                               Lehman Muni 10 Yr IX Tr                    6.76
                               Lehman Muni 3 Yr IX Tr                     5.21
                               Lehman Muni Bond IX Tr                     6.48
                               Lehman 7-Year Muni Bond                    6.23
                               ML 0-3 Yr Muni IX P                        0.02
                               ML 0-3 Yr Muni IX Tr                       5.01
                               ML 1-3 Yr Treasury IX P                    0.60
                               ML 1-3 Yr Treasury IX Tr                   7.00
                               ML 1-5 Yr Gv/Cp Bd IX P                    1.12
                               ML 1-5 Yr Gv/Cp Bd IX Tr                   7.68
                               ML 1-5 Yr Treasury IX P                    1.32
                               ML 1-5 Yr Treasury IX Tr                   7.74
                               ML 10+ Yr Treasury IX Tr                  13.55
                               ML 15 Yr Mortgage IX P                     0.85
                               ML 15 Yr Mortgage IX Tr                    7.30
                               ML 3-5 Yr Govt IX P                        2.40
                               ML 3-5 Yr Govt IX Tr                       8.87
                               ML Corp Master Index P                     1.47
                               ML Corp Master Index Tr                    8.72
                               ML Glbl Govt Bond Inx P                    7.71
                               ML Glbl Govt Bond Inx Tr                  14.12
                               ML Glbl Gv Bond IX II P                    8.32
                               ML Glbl Gv Bond IX II Tr                  14.97
                               ML Global Bond Index P                     6.07
                               ML Global Bond Index Tr                   12.78
                               ML Gov Corp Master IX P                    2.69
                               ML Gov Corp Master IX Tr                   9.53
                               ML Govt Master Index P                     3.17
                               ML Govt Master Index Tr                    9.85
                               ML High Yld Master IX P                   -5.59
                               ML High Yld Master IX Tr                   3.66
                               ML Mortgage Master IX P                    0.68
                               ML Mortgage Master IX Tr                   7.19
                               ML Treasury Master IX P                    3.35
                               ML Treasury Master IX Tr                  10.03
                               MSCI AC Americas Free GD                  25.77
                               MSCI AC Americas Free ID                  23.77
                               MSCI AC Asia Fr-Ja IX GD                  -7.79
                               MSCI AC Asia Fr-Ja IX ID                 -10.27
                               MSCI AC Asia Pac - Ja GD                  -4.77
                               MSCI AC Asia Pac - Ja ID                  -7.30
                               MSCI AC Asia Pac Fr-J GD                  -4.42
                               MSCI AC Asia Pac Fr-J ID                  -7.12
                               MSCI AC Asia Pac IX GD                     2.03

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------
LIPPER, INC.:
                               MSCI AC Asia Pac IX ID                     0.53
                               MSCI AC Europe IX GD                      27.18
                               MSCI AC Europe IX ID                      24.84
                               MSCI AC Fe - Ja IX GD                     -4.83
                               MSCI AC Fe - Ja IX ID                     -7.16
                               MSCI AC Fe Fr-Ja IX GD                    -4.82
                               MSCI AC Fe Fr-Ja IX ID                    -7.39
                               MSCI AC Fe Free IX GD                      3.38
                               MSCI AC Fe Free IX ID                      2.07
                               MSCI AC Pac Fr-Jpn IX GD                  -2.07
                               MSCI AC Pac Fr-Jpn IX ID                  -4.86
                               MSCI AC World Fr-USA GD                   14.46
                               MSCI AC World Fr-USA ID                   12.36
                               MSCI AC World Free IX GD                  21.97
                               MSCI AC World IX GD                       21.72
                               MSCI AC World IX ID                       19.69
                               MSCI AC World-USA IX GD                   14.09
                               MSCI AC Wrld Fr-Ja IX GD                  24.09
                               MSCI AC Wrld Fr-Ja IX ID                  21.93
                               MSCI AC Wrld-Ja IX GD                     23.80
                               MSCI AC Wrld-Ja IX ID                     21.64
                               MSCI Argentina IX GD                     -24.30
                               MSCI Argentina IX ID                     -27.30
                               MSCI Australia IX GD                       7.06
                               MSCI Australia IX ID                       3.80
                               MSCI Australia IX ND                       6.07
                               MSCI Austria IX GD                         0.77
                               MSCI Austria IX ID                        -0.91
                               MSCI Austria IX ND                         0.35
                               MSCI Belgium IX GD                        68.73
                               MSCI Belgium IX ID                        64.84
                               MSCI Belgium IX ND                        67.75
                               MSCI Brazil IX GD                        -39.62
                               MSCI Brazil IX ID                        -44.07
                               MSCI Canada IX GD                         -5.70
                               MSCI Canada IX ID                         -7.44
                               MSCI Canada IX ND                         -6.14
                               MSCI Chile IX GD                         -28.50
                               MSCI Chile IX ID                         -30.65
                               MSCI China Dom Fr IX ID                  -51.52
                               MSCI China Free IX ID                    -43.83
                               MSCI China Non Dom IX ID                 -42.06
                               MSCI Colombia IX GD                      -42.17
                               MSCI Colombia IX ID                      -45.32
                               MSCI Czech Rep IX GD                       0.54
                               MSCI Czech Rep IX ID                      -0.66
                               MSCI Denmark IX GD                         9.38

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               MSCI Denmark IX ID                         7.82
                               MSCI Denmark IX ND                         8.99
                               MSCI EAFE + Canada IX GD                  19.11
                               MSCI EAFE + Canada IX ID                  17.02
                               MSCI EAFE + Canada IX ND                  18.76
                               MSCI EAFE + EMF IX GD                     15.25
                               MSCI EAFE + EMF IX ID                     13.13
                               MSCI EAFE + Em IX GD                      14.94
                               MSCI EAFE + Em IX ID                      12.84
                               MSCI EAFE - UK IX GD                      21.02
                               MSCI EAFE - UK IX ID                      19.17
                               MSCI EAFE - UK IX ND                      20.59
                               MSCI EAFE Fr IX ID                        18.32
                               MSCI EAFE GDP Wt IX GD                    27.12
                               MSCI EAFE GDP Wt IX ID                    25.12
                               MSCI EAFE GDP Wt IX ND                    26.71
                               MSCI EAFE IX GD                           20.33
                               MSCI EAFE IX ID                           18.23
                               MSCI EAFE IX ND                           20.00
                               MSCI EASEA IX GD                          25.42
                               MSCI EASEA IX ID                          22.94
                               MSCI EASEA IX ND                          25.03
                               MSCI EMF Asia IX GD                      -11.00
                               MSCI EMF Asia IX ID                      -12.36
                               MSCI EMF Far East IX GD                   -6.23
                               MSCI EMF Far East IX ID                   -7.33
                               MSCI EMF IX GD                           -25.34
                               MSCI EMF IX ID                           -27.52
                               MSCI EMF Latin Am IX GD                  -35.11
                               MSCI EMF Latin Am IX ID                  -38.04
                               MSCI Em Asia IX GD                        -8.57
                               MSCI Em Asia IX ID                        -9.90
                               MSCI Em Eur/Mid East GD                  -26.01
                               MSCI Em Eur/Mid East ID                  -27.37
                               MSCI Em Europe IX GD                     -30.11
                               MSCI Em Europe IX ID                     -31.17
                               MSCI Em Far East IX GD                    -4.12
                               MSCI Em Far East IX ID                    -5.28
                               MSCI Em IX GD                            -23.21
                               MSCI Em IX ID                            -25.30
                               MSCI Em Latin Am IX GD                   -35.29
                               MSCI Em Latin Am IX ID                   -38.19
                               MSCI Europe - UK IX GD                    33.95
                               MSCI Europe - UK IX ID                    31.86
                               MSCI Europe - UK IX ND                    33.38
                               MSCI Europe GDP Wt IX ID                  31.74
                               MSCI Europe IX GD                         28.91

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               MSCI Europe IX ND                         28.53
                               MSCI European Union GD                    30.44
                               MSCI European Union ID                    27.93
                               MSCI Far East Free IX ID                   1.52
                               MSCI Far East IX GD                        2.56
                               MSCI Far East IX ID                        1.22
                               MSCI Far East IX ND                        2.39
                               MSCI Finland IX GD                       122.63
                               MSCI Finland IX ID                       119.10
                               MSCI Finland IX ND                       121.64
                               MSCI France IX GD                         42.06
                               MSCI France IX ID                         40.00
                               MSCI France IX ND                         41.54
                               MSCI Germany IX GD                        29.88
                               MSCI Germany IX ID                        28.17
                               MSCI Germany IX ND                        29.43
                               MSCI Greece IX GD                         78.11
                               MSCI Greece IX ID                         75.01
                               MSCI Hongkong IX GD                       -2.92
                               MSCI Hongkong IX ID                       -7.60
                               MSCI Hongkong IX ND                       -2.92
                               MSCI Hungary IX GD                        -8.16
                               MSCI Hungary IX ID                        -8.70
                               MSCI India IX GD                         -21.24
                               MSCI India IX ID                         -22.89
                               MSCI Indonesia IX GD                     -31.53
                               MSCI Indonesia IX ID                     -32.40
                               MSCI Ireland IX ID                        32.99
                               MSCI Israel Dom IX ID                    -16.20
                               MSCI Israel IX ID                         -7.91
                               MSCI Israel Non Dom Ixid                  42.21
                               MSCI Italy IX GD                          53.20
                               MSCI Italy IX ID                          50.99
                               MSCI Italy IX ND                          52.52
                               MSCI Japan IX GD                           5.25
                               MSCI Japan IX ID                           4.27
                               MSCI Japan IX ND                           5.05
                               MSCI Jordan IX GD                        -11.01
                               MSCI Jordan IX ID                        -14.26
                               MSCI Kokusai IX GD                        27.46
                               MSCI Kokusai IX ID                        25.30
                               MSCI Kokusai IX ND                        26.96
                               MSCI Korea IX GD                         141.15
                               MSCI Korea IX ID                         137.54
                               MSCI Luxembourg IX ID                      8.63
                               MSCI Malaysia IX GD                      -29.49
                               MSCI Malaysia IX ID                      -31.04

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               MSCI Mexico Free IX GD                   -33.53
                               MSCI Mexico Free IX ID                   -34.50
                               MSCI Mexico IX GD                        -34.18
                               MSCI Mexico IX ID                        -35.12
                               MSCI Netherland IX GD                     23.93
                               MSCI Netherland IX ID                     21.13
                               MSCI Netherland IX ND                     23.23
                               MSCI New Zealand IX GD                   -21.48
                               MSCI New Zealand IX ID                   -25.23
                               MSCI New Zealand IX ND                   -22.62
                               MSCI Nordic IX GD                         23.83
                               MSCI Nordic IX ID                         21.78
                               MSCI Nordic IX ND                         23.25
                               MSCI Norway IX GD                        -29.67
                               MSCI Norway IX ID                        -31.21
                               MSCI Norway IX ND                        -30.06
                               MSCI Nth Amer IX GD                       29.04
                               MSCI Nth Amer IX ID                       27.11
                               MSCI Nth Amer IX ND                       28.46
                               MSCI Pac - Japan IX GD                    -6.22
                               MSCI Pac - Japan IX ID                    -9.55
                               MSCI Pac - Japan IX ND                    -6.64
                               MSCI Pacific Fr-Jpn ID                    -8.40
                               MSCI Pacific Free IX ID                    1.43
                               MSCI Pacific IX GD                         2.69
                               MSCI Pacific IX ID                         1.16
                               MSCI Pacific IX ND                         2.44
                               MSCI Pakistan IX GD                      -56.61
                               MSCI Pakistan IX ID                      -60.56
                               MSCI Peru IX GD                          -40.22
                               MSCI Peru IX ID                          -42.11
                               MSCI Philippines Fr Ixgd                  13.45
                               MSCI Philippines Fr Ixid                  12.60
                               MSCI Philippines IX GD                    16.10
                               MSCI Philippines IX ID                    14.89
                               MSCI Portugal IX GD                       27.90
                               MSCI Portugal IX ID                       25.42
                               MSCI Russia IX GD                        -82.99
                               MSCI Russia IX ID                        -83.16
                               MSCI Sing/Mlysia IX GD                   -12.88
                               MSCI Sing/Mlysia IX ID                   -14.62
                               MSCI Sing/Mlysia IX ND                   -12.88
                               MSCI Singapore Fr IX GD                   -3.59
                               MSCI Singapore Fr IX ID                   -5.31
                               MSCI South Africa IX GD                  -27.56
                               MSCI South Africa IX ID                  -29.84
                               MSCI Spain IX GD                          50.58

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               MSCI Spain IX ID                          47.87
                               MSCI Spain IX ND                          49.90
                               MSCI Sri Lanka IX GD                     -25.57
                               MSCI Sri Lanka IX ID                     -27.30
                               MSCI Sweden IX GD                         14.54
                               MSCI Sweden IX ID                         12.62
                               MSCI Sweden IX ND                         13.96
                               MSCI Swtzrlnd IX GD                       24.05
                               MSCI Swtzrlnd IX ID                       22.57
                               MSCI Swtzrlnd IX ND                       23.53
                               MSCI Taiwan IX GD                        -20.64
                               MSCI Taiwan IX ID                        -21.45
                               MSCI Thailand IX GD                       19.09
                               MSCI Thailand IX ID                       18.74
                               MSCI Turkey IX GD                        -52.51
                               MSCI Turkey IX ID                        -53.53
                               MSCI UK IX GD                             17.80
                               MSCI UK IX ID                             14.84
                               MSCI UK IX ND                             17.80
                               MSCI USA IX GD                            30.72
                               MSCI USA IX ID                            28.79
                               MSCI USA IX ND                            30.14
                               MSCI Venezuela IX GD                     -49.16
                               MSCI Venezuela IX ID                     -52.69
                               MSCI World - UK IX GD                     25.63
                               MSCI World - UK IX ID                     23.73
                               MSCI World - UK IX ND                     25.11
                               MSCI World - USA IX GD                    19.11
                               MSCI World - USA IX ID                    17.02
                               MSCI World - USA IX ND                    18.76
                               MSCI World GDP Wt IX ID                   25.61
                               MSCI World IX Free ID                     22.82
                               MSCI World IX GD                          24.80
                               MSCI World IX ID                          22.78
                               MSCI World IX ND                          24.34
                               MSCI Wrld - Austrl IX GD                  25.03
                               MSCI Wrld - Austrl IX ID                  23.03
                               MSCI Wrld - Austrl IX ND                  24.58
                               Madrid SE:Pst IX P                        37.19
                               NASDAQ 100 IX P                           85.31
                               NASDAQ Bank IX P                         -11.77
                               NASDAQ Composite IX P                     39.63
                               NASDAQ Industrial IX P                     6.82
                               NASDAQ Insurance IX P                     -0.06
                               NASDAQ Natl Mkt Cmp IX                    40.23
                               NASDAQ Natl Mkt Ind IX                     6.27
                               NASDAQ Transport IX P                     -7.85

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               NYSE Composite P                          16.55
                               NYSE Finance IX P                          5.13
                               NYSE Industrials IX P                     17.97
                               NYSE Transportation IX                     3.46
                               NYSE Utilities IX P                       33.04
                               Nikkei 225 Avg:Yen P                      -9.28
                               Oslo SE Tot:Fmk IX P                      N/A
                               PSE Technology IX P                       54.60
                               Philippines Composite IX                  N/A
                               Russell 1000(R)  Grow IX Tr               38.71
                               Russell 1000(R)  IX P                     25.12
                               Russell 1000(R)  IX Tr                    27.02
                               Russell 1000(R)  Value IX Tr              15.63
                               Russell 2000(R)  Grow IX Tr                1.23
                               Russell 2000(R)  IX P                     -3.45
                               Russell 2000(R)  IX Tr                    -2.55
                               Russell 2000(R)  Value IX Tr              -6.45
                               Russell 3000(R)  IX P                     22.32
                               Russell 3000(R)  IX Tr                    24.14
                               Russell Midcap(TM) Grow IX                17.86
                               Russell Midcap(TM) Inx Tr                 10.09
                               Russell Midcap (TM)Value IX                5.09
                               S & P 100 Index P                         31.33
                               S & P 500 Daily Reinv                     28.58
                               S & P 500 Index P                         26.67
                               S & P 500 Mnthly Reinv                    28.60
                               S & P 600 Index P                         -2.10
                               S & P 600 Index Tr                        -1.31
                               S & P Financial IX Tr                     11.43
                               S & P Financial Idx P                      9.58
                               S & P Industrial IX Tr                    33.71
                               S & P Industrials P                       31.91
                               S & P Midcap 400 IX P                     17.68
                               S & P Midcap 400 IX Tr                    19.11
                               S & P Transport IX Tr                     -1.94
                               S & P Transport Index P                   -3.03
                               S & P Utility Index P                     10.10
                               S & P Utility Index Tr                    14.77
                               S & P/Barra Growth IX Tr                  42.15
                               S & P/Barra Value IX Tr                   14.68
                               S Afr All Mng:Rnd IX P                     3.72
                               SB Cr-Hdg Nn-US Wd IX Tr                  11.53
                               SB Cr-Hdg Wd Gv Bd IX Tr                  11.03
                               SB Non-US Wd Gv Bd IX Tr                  17.79
                               SB USD 3month Dom CD IX                    5.74
                               SB USD 3month Euro CD IX                   6.19
                               SB USD 3month Eurodep IX                   5.74

SOURCE                         CATEGORY                               RETURN (%)
------                         --------                               ----------

LIPPER, INC.:
                               SB USD 3month Tbill IX                     5.11
                               SB Wd Gv Bd:Austrl IX Tr                   3.88
                               SB Wd Gv Bd:Germny IX Tr                  19.76
                               SB Wd Gv Bd:Japan IX Tr                   15.85
                               SB Wd Gv Bd:UK IX Tr                      20.88
                               SB Wd Gv Bd:US IX Tr                      10.00
                               SB World Govt Bond IX Tr                  15.31
                               SB World Money Mkt IX Tr                   9.11
                               Straits Times Index                       -7.62
                               Swiss Perf:Sfr IX Tr                      15.37
                               T-Bill 1 Year Index Tr                     4.93
                               T-Bill 3 Month Index Tr                    4.88
                               T-Bill 6 Month Index Tr                    4.94
                               Taiwan SE:T$ IX P                        -15.56
                               Thailand Set Index                        -4.53
                               Tokyo 2nd Sct:Yen IX P                    N/A
                               Tokyo Se(Topix):Yen IX                    N/A
                               Toronto 300:C$ IX P                       -3.19
                               Toronto SE 35:C$ IX P                     -2.05
                               Value Line Cmp IX-Arth                     5.82
                               Value Line Cmp IX-Geom                    -3.79
                               Value Line Industrl IX                    -7.27
                               Value Line Railroad IX                    -9.93
                               Value Line Utilties IX                     7.61
                               Wilshire 4500 Index Tr                     8.63
                               Wilshire 5000 (Cap Wt)Tr                  23.43
                               Wilshire 5000 Index P                     21.71
                               Wilshire Lg Cp Gro IX Tr                  N/A
                               Wilshire Lg Cp Val IX Tr                  N/A
                               Wilshire MD Cp Gro IX Tr                  N/A
                               Wilshire MD Cp Val IX Tr                  N/A
                               Wilshire Sm Cp Gro IX Tr                  -2.46
                               Wilshire Sm Cp Val IX Tr                  -4.87

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

                               Real Estate Investment Trust Index        -7.60

SALOMON SMITH BARNEY:
                                10 Year U.S. Government (Sovereign)      10.00
                                10 Year United Kingdom (Sovereign)       19.55
                                10 Year France (Sovereign)               12.59
                                10 Year Germany (Sovereign)              10.94
                                10 Year Japan (Sovereign)                 0.50
                                10 Year Canada (Sovereign)                9.41

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

Part C.  OTHER INFORMATION

Item 23.           Exhibits:

                       STEIN ROE ADVISOR TAX-MANAGED VALUE FUND (SRATMVF)

         (a)                     Amendment No. 3 to the Agreement and
                                 Declaration of Trust (3)

         (b)                     Amended By-Laws dated 2/16/96 (1)

         (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 2-62492 and 811-2865) and is hereby incorporated by reference and made a part of this Registration Statement

         (d) Form of Management Agreement between Liberty Trust I, with respect to SRATMVF and Stein Roe & Farnham Incorporated

         (e)(1)                  Distributor's Contract with Liberty Funds
                                 Distributor, Inc.(4)

         (e)(2) Amendment to Appendix 1 of Distributor's Contract with Liberty Funds Distributor, Inc.

         (e)(3) Amendment to Appendix 2 of Distributor's Contract with Liberty Funds Distributor, Inc.

         (e)(4)                  Form of Selling Agreement with Liberty Funds
                                 Distributor, Inc.(4)

         (e)(5)                  Form of Asset Retention Agreement - filed as
                                 Exhibit 6(d) in Part C, Item 24(b) of
                                 Post-Effective Amendment No. 10 to the
                                 Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (f)                     Not applicable

         (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part
                                 C, Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form
                                 N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (g)(2) Amendment No. 3 to Appendix A of Custody Agreement with the Chase Manhattan Bank

         (h)(1)                  Pricing and Bookkeeping Agreement - filed as
                                 Exhibit 9(b) in Part C, Item 24(b) of
                                 Post-Effective Amendment No. 10 to the
                                 Registration Statement on Form N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2)                  Amendment   to   Appendix  I  of  Pricing   and
                                 Bookkeeping Agreement

         (h)(3) Form of Administration Agreement with Colonial Management Associates, Inc. (SRATMVF)

         (h)(4) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Colonial Trust VI, (File Nos. 33-45117 & 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(5) Amendment No. 13 to Schedule A of Amended and Restated Shareholders' Servicing and
                                 Transfer Agent Agreement as amended

         (h)(6) Amendment No. 19 to Appendix I of Amended and Restated Shareholders' Servicing and
                                 Transfer Agent Agreement as amended

         (h)(7) Credit Agreement - filed as Exhibit 9.(f) in Part C, Item 24(b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Colonial Trust V (File Nos. 33-12109 & 811-5030) and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(8) Amendment No. 1 to the Credit Agreement - filed as Exhibit 9(f) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 and
                                 811-881) and is hereby incorporated by
                                 reference and made a part of this Registration Statement

         (h)(9) Amendment No. 2 to the Credit Agreement - filed as Exhibit 9(g) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 and
                                 811-881) and is hereby incorporated by
                                 reference and made a part of this Registration Statement

         (h)(10) Amendment No. 3 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item 24(b) of Post-Effective Amendment No. 99 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 and
                                 811-881) and is hereby incorporated by
                                 reference and made a part of this Registration Statement

         (h)(11) Amendment No. 4 to the Credit Agreement - filed as Exhibit 9(h) in Part C, Item 24(b) of Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A of
                                 Colonial Trust III (File Nos. 2-15184 &
                                 811-881) and is hereby incorporated by
                                 reference and made a part of this Registration Statement

         (i)                     Opinion and Consent of Counsel (2)

         (j)                     Not applicable

         (k)                     Not applicable

         (l)                     Not applicable

         (m) Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit (e)(1) hereto

         (n)                     Not Applicable

         (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein as reference to Exhibit (o) Post-Effective Amendment No. 107 total Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881 filed with the Commission on or about December 3,
                                 1998)

Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, John V. Carberry, Lora
S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee Verville - filed as Exhibit 18(a) in Part C, Item 24(b) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Colonial Trust IV (File Nos. 2-62492 and 811-2865) and is hereby incorporated by reference and made a part of this Registration Statement

      (1) Incorporated by reference to Post-Effective Amendment No. 40 filed with the Commission via EDGAR on April 15, 1996.

      (2) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996.

      (3) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

      (4) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.


Item 24.                  Persons Controlled by or under Common Control with
                          Registrant

                          None


Item 25.                  Indemnification

                          See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

                          The Registrant's advisor, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.                  Business and Other Connections of Investment Adviser

                          The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc./Stein Roe & Farnham Incorporated (see next page):

Stein Roe & Farnham Incorporated (SR&F) is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. SR&F acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to LFC Utilities Trust, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of SR&F.

Certain directors and officers of the SR&F also serve and have during the past two years served in various capacities as
officers, directors, or trustees of SSI and other investment companies managed by SR&F. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA  02210
and LFC Utilities Trust and Liberty Variable Investment Trust, which are located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President         Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President


Registrant's investment adviser/administrator, Colonial Management Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of the fiscal year, December 31, 1998, CASI had four institutional, corporate or other account under management or supervision, the market value of which was approximately $227 million. As of the end of the fiscal year, December 31, 1998, Colonial was the investment adviser, sub-adviser and/or administrator to 57 mutual funds, including funds sub-advised by Colonial, the market value of which investment companies was approximately $18,950.90 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 2/28/99.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 COGRA, LLC                      Asst. Sec.


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carome, Kevin       Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Assistant Clerk
                                 COGRA, LLC                      Sr. V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 COGRA, LLC                      V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         V.P.

                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.         Colonial Trust I through VII    CAO; Controller
  J. Kevin                       LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Eckelman, Marilyn   Sr.V.P.

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO
                                 Liberty Variable Investment
                                   Trust                         V.P.

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director


Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; COGRA, LLC                      Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Asst. Chairman

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        COGRA, LLC                      Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    COGRA, LLC                      V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust             Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.
                                 Liberty Variable Investment
                                   Trust                         Treasurer

Johnson, Gordon     V.P.         Liberty Variable Investment
                                   Trust                         V.P.

Knudsen, Gail E.    V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lapointe, Thomas    V.P.

Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Robert     V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        COGRA, LLC                      Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Schermerhorn, Scott Sr. V.P.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Liberty Funds Services, Inc.    Director
                                 COGRA, LLC                      COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
Swayze, Gary        V.P.

Thomas, Ronald      V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 COGRA, LLC                      Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.


Item 27.                  Principal Underwriter

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.


Item 28.                  Location of Accounts and Records

                          Persons maintaining physical possession of accounts, books and other documents required to be maintained by
                          Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 270 Park Avenue, New York, NY 10017-2070.

Item 29.                  Management Services
                          See Item 5, Part A and Item 16, Part B

Item 30.                  Undertakings
                          Not Applicable

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 54 to its Registration Statement under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 18th day of March, 1999.

                                COLONIAL TRUST I



                                            By:    STEPHEN E. GIBSON
                                                   Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                      TITLE                               DATE







STEPHEN E. GIBSON         President (chief                        March 18, 1999
-----------------
Stephen E. Gibson         Executive officer)







TIMOTHY J. JACOBY         Treasurer and Chief Financial Officer   March 18, 1999
-----------------
Timothy J. Jacoby         (principal financial officer)







J. KEVIN CONNAUGHTON      Controller and Chief Accounting         March 18, 1999
--------------------
J. Kevin Connaughton      Officer (principal accounting officer)

ROBERT J. BIRNBAUM*           Trustee
Robert J. Birnbaum


TOM BLEASDALE*                Trustee
Tom Bleasdale


JOHN V. CARBERRY*             Trustee
John V. Carberry


LORA S. COLLINS*              Trustee
Lora S. Collins


JAMES E. GRINNELL*            Trustee
James E. Grinnell


RICHARD W. LOWRY*             Trustee                    */s/ SUZAN M. BARRON
Richard W. Lowry                                              Suzan M. Barron
                                                              Attorney-in-fact
                                                              For each Trustee
SALVATORE MACERA*             Trustee                         March 18, 1999
Salvatore Macera


WILLIAM E. MAYER*             Trustee
William E. Mayer


JAMES L. MOODY, JR. *         Trustee
James L. Moody, Jr.


JOHN J. NEUHAUSER*            Trustee
John J. Neuhauser


THOMAS E. STITZEL*            Trustee
Thomas E. Stitzel


ROBERT L. SULLIVAN*           Trustee
Robert L. Sullivan


ANNE-LEE VERVILLE*            Trustee
Anne-Lee Verville

                                    EXHIBITS

(d)       Form of Management Agreement

(e)(2) Amendment to Appendix 1 of Distributor's Contract with Liberty Funds Distributor, Inc.

(e)(3) Amendment to Appendix 2 of Distributor's Contract with Liberty Funds Distributor, Inc.

(g)(2) Amendment No. 3 to Appendix A of Custody Agreement with the Chase Manhattan Bank

(h)(2)    Amendment to Appendix I of Pricing and Bookkeeping Agreement

(h)(3)    Form of Administration Agreement with Colonial Management Associates,
          Inc.

(h)(5) Amendment No. 13 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended

(h)(6) Amendment No. 19 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended